Deferred Revenues - Schedule of Deferred Revenues (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 899,920	$ 1,038,492
Real Estate Lot Sales Deposits [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	838,471	995,327
Other Deferred Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 61,449	$ 43,165